Schedules of Investments ─ IQ Hedge Macro Tracker ETF

January 31, 2021 (unaudited)

	Shares	Value
Exchange Traded Vehicles — 4.8%

Gold Funds — 1.0%
Aberdeen Standard Physical Gold Shares ETF*	157	$2,779
Graniteshares Gold Trust*(a)	64	1,172
iShares Gold Trust*	1,903	33,397
SPDR Gold MiniShares Trust*	229	4,200

Total Gold Funds		41,548
Silver Fund — 1.5%
iShares Silver Trust*	2,615	65,349
U.S. Dollar Fund — 2.3%
Invesco DB U.S. Dollar Index Bullish Fund*	4,064	99,243
Total Exchange Traded Vehicles
(Cost $198,690)		206,140

Investment Companies — 94.9%

BRIC Equity Funds — 5.8%
iShares China Large-Cap ETF(a)	1,620	79,964
iShares MSCI China ETF(a)	1,485	129,967
SPDR S&P China ETF(a)	262	36,900

Total BRIC Equity Funds		246,831

Broad Fund — 1.1%
FlexShares Global Upstream Natural Resources Index Fund	1,391	45,917

Convertible Bond Fund — 10.4%
SPDR Bloomberg Barclays Convertible Securities ETF	5,270	445,789

Emerging Bonds - Local Currency Funds — 5.3%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	1,746	48,329
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	5,258	171,674
WisdomTree Emerging Markets Local Debt Fund(a)	179	6,073

Total Emerging Bonds - Local Currency Funds		226,076

Emerging Bonds - USD Funds — 2.3%
iShares J.P. Morgan USD Emerging Markets Bond ETF	747	85,046
Vanguard Emerging Markets Government Bond ETF	145	11,730

Total Emerging Bonds - USD Funds		96,776

Emerging Equity Funds — 5.7%
iShares Core MSCI Emerging Markets ETF	1,865	119,043
iShares MSCI Emerging Markets Min Vol Factor ETF	11	678
Vanguard FTSE Emerging Markets ETF	2,404	124,239

Total Emerging Equity Funds		243,960

Emerging Small Cap Equity Fund — 2.3%
SPDR S&P Emerging Markets SmallCap ETF	1,908	97,823

Europe Equity Funds — 3.6%
iShares Core MSCI Europe ETF	646	32,810
Vanguard FTSE Europe ETF	2,018	120,475

Total Europe Equity Funds		153,285

Floating Rate - Investment Grade Funds — 5.4%
iShares Floating Rate Bond ETF(a)	3,159	160,603
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF(a)	2,286	70,089

Total Floating Rate - Investment Grade Funds		230,692

High Yield Corporate Bond Funds — 3.9%
iShares iBoxx High Yield Corporate Bond ETF(a)	1,088	94,624
SPDR Bloomberg Barclays High Yield Bond ETF	423	45,853
Xtrackers USD High Yield Corporate Bond ETF	549	27,395

Total High Yield Corporate Bond Funds		167,872

Investment Grade Corporate Bond Funds — 3.2%
SPDR Portfolio Short Term Corporate Bond ETF	736	23,110
Vanguard Short-Term Corporate Bond ETF	1,387	115,274

Total Investment Grade Corporate Bond Funds		138,384

Japan Equity Fund — 1.2%
iShares MSCI Japan ETF	799	53,525

U.S. Large Cap Core Fund — 1.0%
Energy Select Sector SPDR Fund	1,081	42,505

U.S. Large Cap Growth Funds — 0.8%
iShares Core S&P U.S. Growth ETF(a)	40	3,535
Schwab U.S. Large-Cap Growth ETF	35	4,462
SPDR Portfolio S&P 500 Growth ETF(a)	59	3,247
Vanguard Growth ETF(a)	91	22,820
Vanguard Russell 1000 Growth ETF(a)	7	1,723

Total U.S. Large Cap Growth Funds		35,787

U.S. Long Term Treasury Bond Funds — 0.2%
iShares 20+ Year Treasury Bond ETF(a)	44	6,688
SPDR Portfolio Long Term Treasury ETF	23	1,002
Vanguard Long-Term Treasury ETF	9	832

Total U.S. Long Term Treasury Bond Funds		8,522

U.S. Medium Term Treasury Bond Funds — 4.6%
iShares 3-7 Year Treasury Bond ETF	754	99,988
Schwab Intermediate-Term U.S. Treasury ETF	611	35,420
Vanguard Intermediate-Term Treasury ETF	872	60,264

Total U.S. Medium Term Treasury Bond Funds		195,672

U.S. Ultra Short Term Bond Funds — 38.1%
Goldman Sachs Access Treasury 0-1 Year ETF	3,338	334,200
Invesco Treasury Collateral ETF	1,268	133,990
IQ Ultra Short Duration ETF†	19,926	989,724
iShares Short Treasury Bond ETF(a)	1,500	165,780

Schedules of Investments ─ IQ Hedge Macro Tracker ETF (continued)

January 31, 2021 (unaudited)

	Shares	Value
Investment Companies (continued)
U.S. Ultra Short Term Bond Funds (continued)
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF(a)	34	$3,112

Total U.S. Ultra Short Term Bond Funds		1,626,806

Total Investment Companies
(Cost $3,653,482)		4,056,222

Short-Term Investments — 16.0%

Money Market Funds — 16.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)(c)	675,169	675,169
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(b)	7,950	7,950
Total Short-Term Investments
(Cost $683,119)		683,119

Total Investments — 115.7%
(Cost $4,535,291)		4,945,481
Other Assets and Liabilities, Net — (15.7)%		(671,869)
Net Assets — 100.0%		$4,273,612

*	Non-income producing securities.
†	Affiliated Fund.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $666,960; total market value of collateral held by the Fund was $685,494. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $10,325.
(b)	Reflects the 1-day yield at January 31, 2021.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedules of Investments ─ IQ Hedge Macro Tracker ETF (continued)

January 31, 2021 (unaudited)

Total Return Swap contracts outstanding at January 31, 2021:
Total Return Benchmark	Counterparty	Floating Rate(d)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
Aberdeen Standard Physical Gold Shares ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	$283	$–
Energy Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	4,207	–
FlexShares Global Upstream Natural Resources Index Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	4,555	–
Goldman Sachs Access Treasury 0-1 Year ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	33,140	–
Graniteshares Gold Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	110	–
Invesco DB U.S. Dollar Index Bullish Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	9,841	–
Invesco Treasury Collateral ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	13,314	–
IQ Ultra Short Duration ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	96,608	–
iShares 20+ Year Treasury Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	608	–
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	9,946	–
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF - 2.78%	5/04/2021	Monthly	(2,999)	–
iShares China Large-Cap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	7,947	–
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	11,809	–
iShares Core MSCI Europe ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	3,251	–
iShares Core S&P U.S. Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	353	–
iShares Core U.S. REIT ETF	Morgan Stanley	1-Day FEDEF - 2.98%	5/04/2021	Monthly	(13,620)	–
iShares Floating Rate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	15,913	–
iShares Gold Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	3,317	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF - 0.58%	5/04/2021	Monthly	(27,662)	–
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	9,393	–
iShares J.P. Morgan USD Emerging Markets Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	8,425	–
iShares MSCI China ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	12,865	–
iShares MSCI Emerging Markets Min Vol Factor ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	62	–
iShares MSCI Japan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	5,292	–
iShares Short Treasury Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	16,467	–
iShares Silver Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	6,472	–
Schwab Intermediate-Term U.S. Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	3,536	–
Schwab International Small-Cap Equity ETF	Morgan Stanley	1-Day FEDEF - 3.03%	5/04/2021	Monthly	(36,091)	–
Schwab U.S. Large-Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	510	–
Schwab U.S. REIT ETF	Morgan Stanley	1-Day FEDEF - 1.50%	5/04/2021	Monthly	(39,199)	–

Schedules of Investments ─ IQ Hedge Macro Tracker ETF (continued)

January 31, 2021 (unaudited)

Total Return Benchmark	Counterparty	Floating Rate(d)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	$275	$–
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	44,241	–
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	4,789	–
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	4,553	–
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	6,960	–
SPDR Dow Jones International Real Estate ETF	Morgan Stanley	1-Day FEDEF - 0.88%	5/04/2021	Monthly	(104,553)	–
SPDR Gold MiniShares Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	422	–
SPDR Portfolio Long Term Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	87	–
SPDR Portfolio S&P 500 Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	330	–
SPDR Portfolio Short Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	2,292	–
SPDR S&P China ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	3,662	–
SPDR S&P Emerging Markets SmallCap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	9,690	–
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	17,043	–
Vanguard Emerging Markets Government Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	1,133	–
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	1-Day FEDEF - 0.93%	5/04/2021	Monthly	(69,125)	–
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	12,300	–
Vanguard FTSE Europe ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	11,940	–
Vanguard Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	2,257	–
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/04/2021	Monthly	(21,473)	–
Vanguard Intermediate-Term Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	6,013	–
Vanguard Long-Term Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	92	–
Vanguard Russell 1000 Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	246	–
Vanguard Short-Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	11,469	–
WisdomTree Emerging Markets Local Debt Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	611	–
Xtrackers MSCI Europe Hedged Equity ETF	Morgan Stanley	1-Day FEDEF - 23.88%	5/04/2021	Monthly	(52,486)	–
Xtrackers MSCI Japan Hedged Equity ETF	Morgan Stanley	1-Day FEDEF - 6.23%	5/04/2021	Monthly	(53,038)	–
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2021	Monthly	2,695	–
						$–

At January 31, 2021 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(d) Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.

(e) Reflects the value at reset date of January 31, 2021.

Schedules of Investments ─ IQ Hedge Macro Tracker ETF (continued)

January 31, 2021 (unaudited)

Abbreviation

FEDEF — Federal Funds Effective Rate

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Exchange Traded Vehicles	$206,140	$–	$–	$206,140
Investment Companies	4,056,222	–	–	4,056,222
Short-Term Investments:
Money Market Funds	683,119	–	–	683,119
Total Investments in Securities	4,945,481	–	–	4,945,481
Other Financial Instruments:(g)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$4,945,481	$–	$–	$4,945,481
Liability Valuation Inputs
Other Financial Instruments:(g)
Swap Contracts	$–	$–	$–	$–

(f)	For a complete listing of investments and their industries, see the Schedules of Investments.
(g)	Reflects the unrealized appreciation (depreciation) of the instruments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

A summary of the Fund’s transactions with affiliated fund during the period ended January 31, 2021 is as follows:

Affiliated Holdings
	Shares at 04/30/2020	Value ($) at 04/30/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 01/31/2021	Value ($) at 01/31/2021
IQ Ultra Short Duration ETF	6,370	314,997	706,461	(34,887)	–	3,153	4,425	3,528	19,926	989,724